Investment in Associates and Joint Ventures (Narrative) (Details) $ / shares in Units, $ in Millions, $ in Millions				3 Months Ended				6 Months Ended		9 Months Ended		12 Months Ended
	May 04, 2023 CAD ($)	May 04, 2023 USD ($)	Jul. 01, 2021 USD ($)	Apr. 30, 2024 CAD ($)	Jan. 31, 2024 CAD ($)	Jan. 31, 2024 USD ($)	Apr. 30, 2023 CAD ($)	Apr. 30, 2024 CAD ($)	Apr. 30, 2023 CAD ($)	Jan. 31, 2024 CAD ($)	Jan. 31, 2024 USD ($)	Oct. 31, 2023 CAD ($)	Apr. 30, 2024 USD ($) $ / shares	Jan. 31, 2024 USD ($)	Oct. 31, 2023 USD ($) $ / shares
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Investment in Schwab				$ 9,866				$ 9,866				$ 8,907
Share of net income from investment in Schwab				194			$ 241	$ 335	$ 526
Charles Schwab Corporation [member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Equity investment percentage								12.30%				12.40%
Fair value of outstanding shares				23,000				$ 23,000				$ 16,000	$ 17,000		$ 12,000
Closing price of shares | $ / shares													$ 73.95		$ 52.04
Percentage of voting common shares								9.80%
Investment in Schwab				9,900				$ 9,900				$ 8,900
Share of net income from investment in Schwab				$ 194			$ 241	$ 335	$ 526
Charles Schwab Corporation [member] | 2019 Schwab IDA Agreement [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Allowable maximum annual adjustment to sweep deposits			$ 10,000
Charles Schwab Corporation [member] | 2023 Schwab IDA Agreement [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Allowable maximum annual adjustment to sweep deposits	$ 6,800	$ 5,000
Options exercised to buy fixed rate obligations					$ 700					$ 700				$ 500
Option termination fees					$ 32	$ 23				$ 337	$ 250
Bottom of range [member] | Charles Schwab Corporation [member] | 2019 Schwab IDA Agreement [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Allowable maximum annual adjustment to sweep deposits			$ 50,000
Bottom of range [member] | Charles Schwab Corporation [member] | 2023 Schwab IDA Agreement [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Allowable maximum annual adjustment to sweep deposits		$ 60,000
Major business combination [member] | Top of range [member] | Charles Schwab Corporation [member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Percentage of voting common shares								9.90%